Provisions for employee benefits - Maturity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 596	€ 681
Other benefit plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 252	€ 310
Other benefit plans | Average
Disclosure Of Benefit Plans [Line Items]
Weighted average duration of benefit obligation	2 years 1 month 6 days	2 years 1 month 6 days
Other benefit plans | within 1 year
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 90	€ 108
Other benefit plans | Later than one year and not later than two years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	79	92
Other benefit plans | Later than two years and not later than three years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	64	80
Other benefit plans | Later than three years and not later than four years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	5	13
Other benefit plans | Later than four years and not later than five years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	3	5
Other benefit plans | beyond 5 years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	11	12
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 143	€ 151
Italian defined benefit plans | Average
Disclosure Of Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	5 years 9 months 18 days	6 years 1 month 6 days
Italian defined benefit plans | within 1 year
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	€ 18	€ 19
Italian defined benefit plans | Later than one year and not later than two years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	16	16
Italian defined benefit plans | Later than two years and not later than three years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	17	16
Italian defined benefit plans | Later than three years and not later than four years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	18	17
Italian defined benefit plans | Later than four years and not later than five years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	18	18
Italian defined benefit plans | beyond 5 years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	56	65
Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 89	€ 108
Foreign defined benefit plan | Average
Disclosure Of Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	12 years 4 months 24 days	13 years 1 month 6 days
Foreign defined benefit plan | within 1 year
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	€ 17	€ 24
Foreign defined benefit plan | Later than one year and not later than two years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	25	26
Foreign defined benefit plan | Later than two years and not later than three years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	19	21
Foreign defined benefit plan | Later than three years and not later than four years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	21	16
Foreign defined benefit plan | Later than four years and not later than five years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	20	19
Foreign defined benefit plan | beyond 5 years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	245	263
FISDE and other foreign medical plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 112	€ 112
FISDE and other foreign medical plans | Average
Disclosure Of Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	10 years 10 months 24 days	11 years 3 months 18 days
FISDE and other foreign medical plans | within 1 year
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	€ 8	€ 8
FISDE and other foreign medical plans | Later than one year and not later than two years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	8	7
FISDE and other foreign medical plans | Later than two years and not later than three years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	8	7
FISDE and other foreign medical plans | Later than three years and not later than four years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans | Later than four years and not later than five years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans | beyond 5 years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	€ 74	€ 76